Submission	Aug. 01, 2025
Submission [Line Items]
Central Index Key	0001989817
Registrant Name	HPS CORPORATE CAPITAL SOLUTIONS FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES